COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Aggregate Minimum Rental Commitments Under the Non-Cancelable Rent Agreements
2013	$375
2014	343
2015	343
2016	342
2017 and thereafter	560

Total	$1,963